Annual Total Returns - Franklin Liberty Short Duration U.S. Government ETF [BarChart] - Franklin Liberty Short Duration U.S. Government ETF Pro-16 - Franklin Liberty Short Duration U.S. Government ETF - Liberty Short Duration U.S. Government ETF
Oct. 01, 2021
Bar Chart Table:
Annual Return 2014	0.59%
Annual Return 2015	0.35%
Annual Return 2016	1.01%
Annual Return 2017	0.79%
Annual Return 2018	1.20%
Annual Return 2019	2.97%
Annual Return 2020	2.98%